Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 197,973,559.53
Previously Paid Amount
Total Fee Amount	30,309.75
Total Offset Amount
Net Fee	$ 30,309.75